Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 7,361,889	$ 5,236,990	$ 13,836,811	$ 11,840,189	$ 17,406,185	$ 17,625,370
Product Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,715,874	5,092,123	10,637,304	11,479,147	14,481,784	17,092,996
License revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,600,000	133,125	3,125,000	273,750	2,808,125	387,500
Demonstrations & Consulting revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues	27,070	9,000	45,070	27,000	36,000	90,000
Equipment Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 18,945	$ 2,742	$ 29,437	$ 60,292	$ 80,276	$ 54,874